Income Tax: (Details 3)	Mar. 31, 2020 USD ($)
Income Tax Details Threeabstract [Abstract]
Canadian tax loss carryforward expiring 2026	$ 1,850,408
Canadian tax loss carryforward expiring 2027	3,434,116
Canadian tax loss carryforward expiring 2028	13,089,285
Canadian tax loss carryforward expiring 2029	12,404,812
Canadian tax loss carryforward expiring 2030	15,325,456
Canadian tax loss carryforward expiring 2031	17,160,962
Canadian tax loss carryforward expiring 2032	4,979,123
Canadian tax loss carryforward expiring 2033	7,238,620
Canadian tax loss carryforward expiring 2034	8,387,038
Canadian tax loss carryforward expiring 2035	11,971,878
Canadian tax loss carryforward expiring 2036	14,233,304
Canadian tax loss carryforward expiring 2037	10,733,864
Canadian tax loss carryforward expiring 2038	387,554
Canadian tax loss carryforward expiring 2039	3,883,938
Canadian tax loss carryforward expiring 2040	1,074,612
Total Canadian tax loss carryforward	126,154,970
Total US tax loss carryforward	$ 2,844,563